Expense Example - FidelityFund-KPRO - FidelityFund-KPRO - Fidelity Fund - Fidelity Fund - Class K	Aug. 29, 2023 USD ($)
Expense Example:
1 year	$ 39
3 years	122
5 years	213
10 years	$ 480